Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 75,397	$ 115,164
Liability derivatives	156,622	33,315
Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	83,759	115,164
Liability derivatives	162,061	40,815
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	75,397	87,878
Liability derivatives	130,604	33,315
Foreign exchange contracts | Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	8,362	0
Liability derivatives	5,439	7,500
Cross Currency Interest Rate Swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	0	27,286
Liability derivatives	$ 26,018	$ 0